BUSINESS COMBINATION (Narrative) (Details) - Sentronics Metrology GmbH [Member] - USD ($) $ in Thousands	Jan. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%
Business combination, cash consideration	$ 60,158
Acquisition related expenses		$ 859	$ 917